First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 57.5%
	Aerospace & Defense – 1.6%
21,581	General Dynamics Corp.	$5,204,905
12,659	Lockheed Martin Corp.	5,587,683
11,626	Northrop Grumman Corp.	5,199,380
		15,991,968
	Air Freight & Logistics – 0.3%
33,507	Expeditors International of Washington, Inc.	3,456,582
	Auto Components – 0.4%
129,109	Gentex Corp.	3,766,110
	Banks – 6.3%
65,454	Commerce Bancshares, Inc.	4,685,852
48,963	Community Bank System, Inc.	3,434,754
148,006	CVB Financial Corp.	3,435,219
83,128	First Commonwealth Financial Corp.	1,260,220
87,367	First Financial Bankshares, Inc.	3,854,632
99,340	First Interstate BancSystem, Inc., Class A	3,652,732
223,799	Fulton Financial Corp.	3,719,539
71,253	Glacier Bancorp, Inc.	3,582,601
25,775	Heartland Financial USA, Inc.	1,232,818
112,362	Hilltop Holdings, Inc.	3,303,443
28,622	Lakeland Financial Corp.	2,089,406
29,295	M&T Bank Corp.	4,965,503
29,708	National Bank Holdings Corp., Class A	1,196,638
106,376	Northwest Bancshares, Inc.	1,437,140
12,096	Park National Corp.	1,589,172
54,843	Popular, Inc.	4,482,867
62,233	Prosperity Bancshares, Inc.	4,317,726
39,268	Sandy Spring Bancorp, Inc.	1,763,919
47,183	ServisFirst Bancshares, Inc.	4,496,068
42,400	UMB Financial Corp.	4,119,584
		62,619,833
	Biotechnology – 0.9%
19,999	Amgen, Inc.	4,836,158
61,965	Gilead Sciences, Inc.	3,683,819
		8,519,977
	Building Products – 0.8%
33,972	Allegion PLC	3,729,446
48,902	UFP Industries, Inc.	3,773,279
		7,502,725
	Capital Markets – 6.1%
4,911	BlackRock, Inc.	3,752,839
34,774	Blackstone, Inc.	4,414,212
34,505	Cboe Global Markets, Inc.	3,948,062
19,696	CME Group, Inc.	4,684,890
33,119	Evercore, Inc., Class A	3,686,807
9,258	FactSet Research Systems, Inc.	4,019,361
38,988	Hamilton Lane, Inc., Class A	3,013,382
43,464	Houlihan Lokey, Inc.	3,816,139
32,899	Intercontinental Exchange, Inc.	4,346,616
14,203	Piper Sandler Cos.	1,864,144
44,814	Raymond James Financial, Inc.	4,925,507
9,532	S&P Global, Inc.	3,909,836

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
73,833	SEI Investments Co.	$4,445,485
63,894	Stifel Financial Corp.	4,338,403
22,881	T Rowe Price Group, Inc.	3,459,378
7,951	Virtus Investment Partners, Inc.	1,908,160
		60,533,221
	Chemicals – 2.3%
26,687	Balchem Corp.	3,648,113
26,772	Celanese Corp.	3,824,916
40,946	FMC Corp.	5,387,265
13,128	NewMarket Corp.	4,258,461
12,779	Sherwin-Williams (The) Co.	3,189,894
23,757	Stepan Co.	2,347,429
		22,656,078
	Commercial Services & Supplies – 1.2%
131,522	Rollins, Inc.	4,609,846
26,498	Tetra Tech, Inc.	4,370,580
15,789	UniFirst Corp.	2,909,597
		11,890,023
	Construction & Engineering – 0.4%
35,319	EMCOR Group, Inc.	3,977,979
	Construction Materials – 0.3%
27,029	Eagle Materials, Inc.	3,469,442
	Containers & Packaging – 0.5%
33,047	Packaging Corp. of America	5,158,967
	Distributors – 0.3%
7,947	Pool Corp.	3,360,389
	Diversified Consumer Services – 0.4%
63,382	Service Corp. International	4,171,803
	Diversified Financial Services – 0.4%
67,854	Voya Financial, Inc.	4,502,113
	Diversified Telecommunication Services – 0.4%
86,595	Verizon Communications, Inc.	4,411,149
	Electrical Equipment – 0.4%
30,600	AMETEK, Inc.	4,075,308
	Electronic Equipment, Instruments & Components – 0.6%
51,445	Amphenol Corp., Class A	3,876,381
50,475	Methode Electronics, Inc.	2,183,044
		6,059,425
	Entertainment – 0.5%
67,628	Activision Blizzard, Inc.	5,417,679
	Food & Staples Retailing – 0.5%
7,924	Costco Wholesale Corp.	4,563,035
	Food Products – 2.2%
23,258	Hershey (The) Co.	5,038,380
92,181	Hormel Foods Corp.	4,751,009
19,118	Lancaster Colony Corp.	2,851,450

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
67,854	Mondelez International, Inc., Class A	$4,259,874
51,621	Tyson Foods, Inc., Class A	4,626,790
		21,527,503
	Gas Utilities – 0.4%
98,004	UGI Corp.	3,549,705
	Health Care Equipment & Supplies – 0.4%
31,968	Abbott Laboratories	3,783,732
	Health Care Providers & Services – 1.4%
8,504	Chemed Corp.	4,307,701
19,595	Cigna Corp.	4,695,158
8,958	UnitedHealth Group, Inc.	4,568,311
		13,571,170
	Hotels, Restaurants & Leisure – 0.4%
50,396	Texas Roadhouse, Inc.	4,219,657
	Household Durables – 0.6%
33,042	Garmin Ltd.	3,919,112
81,151	La-Z-Boy, Inc.	2,139,952
		6,059,064
	Household Products – 0.4%
27,506	Procter & Gamble (The) Co.	4,202,917
	Industrial Conglomerates – 0.4%
25,331	3M Co.	3,771,279
	Insurance – 6.1%
77,058	Aflac, Inc.	4,961,765
38,245	Allstate (The) Corp.	5,297,315
39,490	Cincinnati Financial Corp.	5,369,060
86,226	Fidelity National Financial, Inc.	4,211,278
57,514	First American Financial Corp.	3,728,058
28,345	Hanover Insurance Group (The), Inc.	4,238,144
44,857	Horace Mann Educators Corp.	1,876,368
57,027	Mercury General Corp.	3,136,485
183,048	Old Republic International Corp.	4,735,452
23,098	Primerica, Inc.	3,160,268
24,228	RLI Corp.	2,680,344
16,691	Safety Insurance Group, Inc.	1,516,377
48,603	Selective Insurance Group, Inc.	4,343,164
31,903	Stewart Information Services Corp.	1,933,641
28,763	Travelers (The) Cos., Inc.	5,255,863
18,945	Willis Towers Watson PLC	4,475,188
		60,918,770
	IT Services – 2.2%
10,853	Accenture PLC, Class A	3,659,957
18,245	Automatic Data Processing, Inc.	4,151,467
26,944	Jack Henry & Associates, Inc.	5,309,315
32,966	Paychex, Inc.	4,498,870
20,763	Visa, Inc., Class A	4,604,611
		22,224,220

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products – 0.5%
49,600	Acushnet Holdings Corp.	$1,996,896
41,163	Sturm Ruger & Co., Inc.	2,865,768
		4,862,664
	Life Sciences Tools & Services – 1.2%
28,182	Agilent Technologies, Inc.	3,729,324
6,740	Thermo Fisher Scientific, Inc.	3,980,981
9,592	West Pharmaceutical Services, Inc.	3,939,530
		11,649,835
	Machinery – 5.0%
123,777	Allison Transmission Holdings, Inc.	4,859,485
21,763	Caterpillar, Inc.	4,849,232
20,625	Cummins, Inc.	4,230,394
13,121	Deere & Co.	5,451,251
42,728	Franklin Electric Co., Inc.	3,548,133
55,810	Graco, Inc.	3,891,073
57,232	Mueller Industries, Inc.	3,100,258
17,625	Nordson Corp.	4,002,285
50,977	PACCAR, Inc.	4,489,544
20,892	Snap-on, Inc.	4,292,888
45,035	Toro (The) Co.	3,850,042
23,173	Watts Water Technologies, Inc., Class A	3,234,719
		49,799,304
	Marine – 0.6%
49,975	Matson, Inc.	6,027,985
	Metals & Mining – 0.5%
27,737	Reliance Steel & Aluminum Co.	5,085,579
	Multiline Retail – 0.8%
19,080	Dollar General Corp.	4,247,780
19,439	Target Corp.	4,125,345
		8,373,125
	Pharmaceuticals – 1.3%
26,300	Johnson & Johnson	4,661,149
58,708	Merck & Co., Inc.	4,816,991
18,438	Zoetis, Inc.	3,477,223
		12,955,363
	Professional Services – 1.3%
53,066	Booz Allen Hamilton Holding Corp.	4,661,317
38,546	Exponent, Inc.	4,164,895
19,505	Kforce, Inc.	1,442,785
36,640	ManTech International Corp., Class A	3,158,002
		13,426,999
	Road & Rail – 0.9%
25,132	Landstar System, Inc.	3,790,660
80,745	Marten Transport Ltd.	1,434,031
12,553	Old Dominion Freight Line, Inc.	3,749,330
		8,974,021
	Semiconductors & Semiconductor Equipment – 1.7%
87,365	Intel Corp.	4,329,809

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
48,440	Power Integrations, Inc.	$4,489,419
29,002	Skyworks Solutions, Inc.	3,865,387
23,872	Texas Instruments, Inc.	4,380,035
		17,064,650
	Software – 1.1%
47,254	Dolby Laboratories, Inc., Class A	3,696,208
6,997	Intuit, Inc.	3,364,437
13,379	Microsoft Corp.	4,124,880
		11,185,525
	Specialty Retail – 2.3%
18,755	Advance Auto Parts, Inc.	3,881,535
44,286	Best Buy Co., Inc.	4,025,597
106,342	Buckle (The), Inc.	3,513,539
39,372	Ross Stores, Inc.	3,561,591
59,265	TJX (The) Cos., Inc.	3,590,274
18,856	Tractor Supply Co.	4,400,425
		22,972,961
	Thrifts & Mortgage Finance – 0.2%
67,963	Washington Federal, Inc.	2,230,546
	Trading Companies & Distributors – 1.0%
70,238	Fastenal Co.	4,172,137
27,722	Rush Enterprises, Inc., Class A	1,411,327
14,379	Watsco, Inc.	4,380,419
		9,963,883
	Total Common Stocks	574,504,263
	(Cost $496,995,425)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 36.2%
	Aerospace & Defense – 1.2%
$1,000,000	Boeing (The) Co.	1.43%	02/04/24	968,457
500,000	Boeing (The) Co.	2.75%	02/01/26	485,715
1,000,000	Boeing (The) Co.	2.20%	02/04/26	947,606
500,000	Boeing (The) Co.	2.70%	02/01/27	481,056
500,000	Boeing (The) Co.	3.25%	02/01/28	483,443
250,000	Boeing (The) Co.	3.20%	03/01/29	238,556
500,000	Boeing (The) Co.	2.95%	02/01/30	463,993
500,000	Boeing (The) Co.	3.63%	02/01/31	487,595
1,000,000	Boeing (The) Co.	5.71%	05/01/40	1,128,227
1,500,000	Boeing (The) Co.	3.75%	02/01/50	1,339,626
500,000	Northrop Grumman Corp.	2.93%	01/15/25	502,044
500,000	Northrop Grumman Corp.	3.25%	01/15/28	501,792
750,000	Northrop Grumman Corp.	4.03%	10/15/47	791,201
250,000	Northrop Grumman Corp.	5.25%	05/01/50	312,635
1,000,000	Raytheon Technologies Corp.	4.63%	11/16/48	1,133,849
250,000	Raytheon Technologies Corp.	3.13%	07/01/50	225,457
1,000,000	Raytheon Technologies Corp.	2.82%	09/01/51	844,161
500,000	Textron, Inc.	2.45%	03/15/31	453,524
				11,788,937

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Air Freight & Logistics – 0.4%
$1,000,000	FedEx Corp.	2.40%	05/15/31	$914,382
1,750,000	FedEx Corp.	3.25%	05/15/41	1,572,944
1,500,000	FedEx Corp.	4.55%	04/01/46	1,574,367
				4,061,693
	Airlines – 0.0%
250,000	Southwest Airlines Co.	5.13%	06/15/27	267,976
	Automobiles – 0.6%
2,000,000	Nissan Motor Acceptance Co. LLC (a)	1.13%	09/16/24	1,873,880
1,000,000	Nissan Motor Acceptance Co. LLC (a)	2.00%	03/09/26	917,329
1,500,000	Nissan Motor Acceptance Co. LLC (a)	1.85%	09/16/26	1,347,139
1,000,000	Nissan Motor Acceptance Co. LLC (a)	2.75%	03/09/28	904,732
1,500,000	Nissan Motor Acceptance Co. LLC (a)	2.45%	09/15/28	1,315,623
				6,358,703
	Banks – 7.8%
2,050,000	Bank of America Corp. (b)	1.84%	02/04/25	2,006,801
2,000,000	Bank of America Corp. (b)	0.98%	04/22/25	1,919,836
500,000	Bank of America Corp. (b)	3.09%	10/01/25	499,116
500,000	Bank of America Corp. (b)	2.46%	10/22/25	492,025
750,000	Bank of America Corp. (b)	2.02%	02/13/26	723,204
400,000	Bank of America Corp.	4.45%	03/03/26	414,340
2,500,000	Bank of America Corp. (b)	3.38%	04/02/26	2,500,535
950,000	Bank of America Corp.	3.50%	04/19/26	963,866
1,000,000	Bank of America Corp. (b)	1.20%	10/24/26	924,478
500,000	Bank of America Corp. (b)	3.56%	04/23/27	502,497
500,000	Bank of America Corp. (b)	3.82%	01/20/28	507,067
450,000	Bank of America Corp. (b)	2.55%	02/04/28	431,044
500,000	Bank of America Corp. (b)	3.71%	04/24/28	504,594
500,000	Bank of America Corp. (b)	3.59%	07/21/28	502,330
1,091,000	Bank of America Corp. (b)	3.42%	12/20/28	1,082,609
1,000,000	Bank of America Corp. (b)	2.09%	06/14/29	916,176
500,000	Bank of America Corp. (b)	4.27%	07/23/29	517,299
500,000	Bank of America Corp. (b)	3.97%	02/07/30	508,693
500,000	Bank of America Corp. (b)	3.19%	07/23/30	484,436
500,000	Bank of America Corp. (b)	2.88%	10/22/30	474,821
500,000	Bank of America Corp. (b)	1.90%	07/23/31	437,542
1,000,000	Bank of America Corp. (b)	1.92%	10/24/31	869,919
500,000	Bank of America Corp. (b)	2.57%	10/20/32	455,185
750,000	Bank of America Corp. (b)	2.97%	02/04/33	704,565
1,500,000	Bank of America Corp. (b)	2.48%	09/21/36	1,292,202
500,000	Bank of America Corp. (b)	4.08%	04/23/40	512,478
1,000,000	Bank of America Corp. (b)	2.68%	06/19/41	844,591
2,000,000	Bank of America Corp. (b)	3.31%	04/22/42	1,859,969
500,000	Bank of America Corp. (b)	3.95%	01/23/49	507,986
500,000	Bank of America Corp. (b)	4.33%	03/15/50	534,629
500,000	Bank of America Corp. (b)	2.83%	10/24/51	424,445
750,000	Bank of America Corp. (b)	2.97%	07/21/52	651,838
5,000,000	Citigroup, Inc. (b)	0.78%	10/30/24	4,835,690
500,000	Citigroup, Inc. (b)	3.35%	04/24/25	501,847
2,000,000	Citigroup, Inc. (b)	0.98%	05/01/25	1,909,515
2,000,000	Citigroup, Inc. (b)	2.01%	01/25/26	1,928,881
450,000	Citigroup, Inc.	4.60%	03/09/26	467,803
500,000	Citigroup, Inc. (b)	3.11%	04/08/26	496,659

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$3,000,000	Citigroup, Inc. (b)	1.12%	01/28/27	$2,763,553
3,000,000	Citigroup, Inc. (b)	1.46%	06/09/27	2,763,024
350,000	Citigroup, Inc.	4.45%	09/29/27	362,179
500,000	Citigroup, Inc. (b)	3.89%	01/10/28	506,943
1,000,000	Citigroup, Inc. (b)	3.67%	07/24/28	1,002,987
500,000	Citigroup, Inc.	4.13%	07/25/28	508,981
500,000	Citigroup, Inc. (b)	3.52%	10/27/28	496,810
500,000	Citigroup, Inc. (b)	3.98%	03/20/30	508,529
1,000,000	Citigroup, Inc. (b)	2.98%	11/05/30	953,821
500,000	Citigroup, Inc. (b)	2.67%	01/29/31	464,221
2,000,000	Citigroup, Inc. (b)	2.56%	05/01/32	1,807,773
1,000,000	Citigroup, Inc. (b)	3.06%	01/25/33	938,281
500,000	Citigroup, Inc. (b)	3.88%	01/24/39	501,587
1,500,000	Citigroup, Inc. (b)	2.90%	11/03/42	1,291,571
750,000	Citigroup, Inc.	4.75%	05/18/46	809,395
500,000	Citigroup, Inc. (b)	4.28%	04/24/48	539,706
500,000	Citigroup, Inc.	4.65%	07/23/48	566,872
1,000,000	JPMorgan Chase & Co. (b)	0.56%	02/16/25	956,994
2,000,000	JPMorgan Chase & Co. (b)	0.82%	06/01/25	1,910,238
3,500,000	JPMorgan Chase & Co. (b)	0.97%	06/23/25	3,347,234
500,000	JPMorgan Chase & Co. (b)	2.30%	10/15/25	490,473
500,000	JPMorgan Chase & Co. (b)	2.60%	02/24/26	491,240
500,000	JPMorgan Chase & Co. (b)	1.05%	11/19/26	463,360
500,000	JPMorgan Chase & Co. (b)	1.04%	02/04/27	459,329
500,000	JPMorgan Chase & Co. (b)	1.58%	04/22/27	466,781
1,000,000	JPMorgan Chase & Co. (b)	1.47%	09/22/27	923,983
500,000	JPMorgan Chase & Co. (b)	3.78%	02/01/28	507,698
550,000	JPMorgan Chase & Co. (b)	2.95%	02/24/28	538,148
500,000	JPMorgan Chase & Co. (b)	3.54%	05/01/28	502,707
500,000	JPMorgan Chase & Co. (b)	3.51%	01/23/29	499,069
1,000,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	924,210
500,000	JPMorgan Chase & Co. (b)	4.20%	07/23/29	518,616
500,000	JPMorgan Chase & Co. (b)	3.70%	05/06/30	503,082
500,000	JPMorgan Chase & Co. (b)	2.96%	05/13/31	468,776
500,000	JPMorgan Chase & Co. (b)	1.76%	11/19/31	431,788
1,000,000	JPMorgan Chase & Co. (b)	2.58%	04/22/32	917,671
1,000,000	JPMorgan Chase & Co. (b)	2.96%	01/25/33	943,934
1,000,000	JPMorgan Chase & Co. (b)	2.53%	11/19/41	825,164
2,000,000	JPMorgan Chase & Co. (b)	3.16%	04/22/42	1,827,922
500,000	JPMorgan Chase & Co. (b)	4.26%	02/22/48	536,421
750,000	JPMorgan Chase & Co. (b)	3.96%	11/15/48	770,354
500,000	JPMorgan Chase & Co. (b)	3.90%	01/23/49	507,813
2,000,000	JPMorgan Chase & Co. (b)	3.33%	04/22/52	1,856,405
500,000	Wells Fargo & Co. (b)	2.41%	10/30/25	490,244
500,000	Wells Fargo & Co. (b)	2.16%	02/11/26	484,500
550,000	Wells Fargo & Co.	3.00%	04/22/26	545,053
500,000	Wells Fargo & Co. (b)	3.58%	05/22/28	502,055
750,000	Wells Fargo & Co.	4.75%	12/07/46	818,071
				78,327,077
	Beverages – 0.6%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	951,782
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,224,549

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Beverages (Continued)
$250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	01/23/29	$271,315
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.90%	01/23/31	277,937
750,000	Anheuser-Busch Inbev Worldwide, Inc.	4.38%	04/15/38	790,590
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.35%	06/01/40	261,234
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.60%	04/15/48	269,585
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.55%	01/23/49	305,868
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.50%	06/01/50	267,818
750,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	04/15/58	816,678
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.80%	01/23/59	316,736
250,000	Constellation Brands, Inc.	2.25%	08/01/31	220,583
				5,974,675
	Biotechnology – 1.1%
1,000,000	AbbVie, Inc.	2.60%	11/21/24	994,637
1,000,000	AbbVie, Inc.	2.95%	11/21/26	994,924
250,000	AbbVie, Inc.	4.25%	11/14/28	263,549
1,225,000	AbbVie, Inc.	4.05%	11/21/39	1,259,722
275,000	AbbVie, Inc.	4.40%	11/06/42	291,258
300,000	AbbVie, Inc.	4.70%	05/14/45	326,831
250,000	AbbVie, Inc.	4.88%	11/14/48	283,507
1,000,000	AbbVie, Inc.	4.25%	11/21/49	1,041,765
500,000	Amgen, Inc.	1.90%	02/21/25	486,813
500,000	Amgen, Inc.	3.00%	02/22/29	491,661
500,000	Amgen, Inc.	2.45%	02/21/30	472,075
1,000,000	Amgen, Inc.	2.00%	01/15/32	887,760
500,000	Amgen, Inc.	3.35%	02/22/32	496,062
750,000	Amgen, Inc.	3.15%	02/21/40	684,502
1,000,000	Amgen, Inc.	2.80%	08/15/41	866,526
750,000	Amgen, Inc.	3.38%	02/21/50	679,949
500,000	Amgen, Inc.	4.20%	02/22/52	518,456
				11,039,997
	Building Products – 0.1%
1,000,000	Masco Corp.	2.00%	02/15/31	869,045
	Capital Markets – 4.1%
500,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	506,921
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	612,966
965,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	965,146
3,000,000	Goldman Sachs Group (The), Inc. (b)	0.93%	10/21/24	2,911,234
500,000	Goldman Sachs Group (The), Inc. (b)	1.76%	01/24/25	488,095
500,000	Goldman Sachs Group (The), Inc.	3.50%	04/01/25	504,576
500,000	Goldman Sachs Group (The), Inc. (b)	3.27%	09/29/25	500,859
600,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	616,053
500,000	Goldman Sachs Group (The), Inc. (b)	0.86%	02/12/26	466,808
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	559,824
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	502,439
500,000	Goldman Sachs Group (The), Inc. (b)	1.09%	12/09/26	459,077
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	758,311
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.43%	03/09/27	924,922
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.54%	09/10/27	916,588
1,500,000	Goldman Sachs Group (The), Inc. (b)	1.95%	10/21/27	1,398,081
950,000	Goldman Sachs Group (The), Inc. (b)	2.64%	02/24/28	910,691
500,000	Goldman Sachs Group (The), Inc. (b)	3.81%	04/23/29	505,228
500,000	Goldman Sachs Group (The), Inc. (b)	4.22%	05/01/29	513,333

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	$464,484
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.99%	01/27/32	867,808
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.62%	04/22/32	911,062
1,500,000	Goldman Sachs Group (The), Inc. (b)	2.65%	10/21/32	1,366,998
1,000,000	Goldman Sachs Group (The), Inc. (b)	3.10%	02/24/33	943,763
500,000	Goldman Sachs Group (The), Inc. (b)	4.02%	10/31/38	506,993
500,000	Goldman Sachs Group (The), Inc. (b)	4.41%	04/23/39	529,586
1,000,000	Goldman Sachs Group (The), Inc. (b)	3.21%	04/22/42	909,371
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.91%	07/21/42	865,194
500,000	Goldman Sachs Group (The), Inc. (b)	3.44%	02/24/43	464,749
3,000,000	Morgan Stanley (b)	0.79%	05/30/25	2,854,592
1,000,000	Morgan Stanley (b)	0.86%	10/21/25	943,421
1,000,000	Morgan Stanley (b)	1.16%	10/21/25	951,717
800,000	Morgan Stanley	3.88%	01/27/26	816,899
500,000	Morgan Stanley (b)	2.19%	04/28/26	484,042
1,000,000	Morgan Stanley (b)	1.59%	05/04/27	931,550
1,000,000	Morgan Stanley (b)	2.48%	01/21/28	957,066
500,000	Morgan Stanley (b)	3.59%	07/22/28	503,280
500,000	Morgan Stanley (b)	3.77%	01/24/29	505,200
500,000	Morgan Stanley (b)	4.43%	01/23/30	523,402
500,000	Morgan Stanley (b)	2.70%	01/22/31	469,833
1,000,000	Morgan Stanley (b)	1.93%	04/28/32	865,675
2,500,000	Morgan Stanley (b)	2.24%	07/21/32	2,225,684
1,000,000	Morgan Stanley (b)	2.51%	10/20/32	903,825
1,000,000	Morgan Stanley (b)	2.94%	01/21/33	939,073
1,000,000	Morgan Stanley (b)	2.48%	09/16/36	858,419
500,000	Morgan Stanley (b)	3.97%	07/22/38	506,195
500,000	Morgan Stanley (b)	4.46%	04/22/39	541,357
1,000,000	Morgan Stanley (b)	3.22%	04/22/42	924,333
1,000,000	Morgan Stanley (b)	2.80%	01/25/52	835,607
				41,392,330
	Chemicals – 0.5%
500,000	Dow Chemical (The) Co.	3.63%	05/15/26	507,141
250,000	Dow Chemical (The) Co.	2.10%	11/15/30	225,458
250,000	Dow Chemical (The) Co.	4.80%	05/15/49	276,905
1,000,000	International Flavors & Fragrances, Inc. (a)	1.23%	10/01/25	928,095
500,000	International Flavors & Fragrances, Inc. (a)	1.83%	10/15/27	456,150
500,000	International Flavors & Fragrances, Inc. (a)	2.30%	11/01/30	447,727
500,000	International Flavors & Fragrances, Inc. (a)	3.27%	11/15/40	447,501
500,000	International Flavors & Fragrances, Inc. (a)	3.47%	12/01/50	439,403
500,000	LYB International Finance III, LLC	3.38%	10/01/40	449,374
500,000	Sherwin-Williams (The) Co.	2.90%	03/15/52	410,741
				4,588,495
	Consumer Finance – 1.4%
750,000	Capital One Financial Corp. (b)	2.36%	07/29/32	643,766
250,000	GE Capital Funding LLC	4.55%	05/15/32	269,046
2,500,000	General Motors Financial Co., Inc.	1.05%	03/08/24	2,411,008
1,000,000	General Motors Financial Co., Inc.	1.20%	10/15/24	951,092
1,000,000	General Motors Financial Co., Inc.	2.90%	02/26/25	983,782
500,000	General Motors Financial Co., Inc.	1.25%	01/08/26	459,003
1,000,000	General Motors Financial Co., Inc.	1.50%	06/10/26	916,632
2,500,000	General Motors Financial Co., Inc.	2.35%	02/26/27	2,337,260
1,500,000	General Motors Financial Co., Inc.	2.40%	04/10/28	1,362,945

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance (Continued)
$2,000,000	General Motors Financial Co., Inc.	2.40%	10/15/28	$1,797,463
1,500,000	General Motors Financial Co., Inc.	3.10%	01/12/32	1,350,260
1,000,000	Synchrony Financial	2.88%	10/28/31	888,024
				14,370,281
	Diversified Telecommunication Services – 1.9%
3,000,000	AT&T, Inc.	1.70%	03/25/26	2,844,295
500,000	AT&T, Inc.	2.30%	06/01/27	477,150
500,000	AT&T, Inc.	1.65%	02/01/28	457,306
462,000	AT&T, Inc.	4.30%	02/15/30	488,724
500,000	AT&T, Inc.	2.75%	06/01/31	469,578
500,000	AT&T, Inc.	2.25%	02/01/32	444,259
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,238,338
1,000,000	AT&T, Inc.	3.10%	02/01/43	866,783
500,000	AT&T, Inc.	3.30%	02/01/52	427,062
1,186,000	AT&T, Inc.	3.50%	09/15/53	1,046,150
504,000	AT&T, Inc.	3.55%	09/15/55	445,968
1,044,000	AT&T, Inc.	3.65%	09/15/59	914,522
1,000,000	Verizon Communications, Inc.	1.45%	03/20/26	942,619
500,000	Verizon Communications, Inc.	2.10%	03/22/28	467,872
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,164,325
500,000	Verizon Communications, Inc.	1.75%	01/20/31	436,693
500,000	Verizon Communications, Inc.	2.55%	03/21/31	464,673
2,003,000	Verizon Communications, Inc. (a)	2.36%	03/15/32	1,809,546
500,000	Verizon Communications, Inc.	2.65%	11/20/40	427,055
500,000	Verizon Communications, Inc.	3.40%	03/22/41	470,514
500,000	Verizon Communications, Inc.	2.88%	11/20/50	419,060
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	945,799
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	1,008,712
				18,677,003
	Electric Utilities – 3.6%
1,000,000	AEP Texas, Inc.	3.45%	05/15/51	889,208
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	255,891
500,000	AEP Transmission Co., LLC	4.25%	09/15/48	528,414
2,000,000	AEP Transmission Co., LLC	2.75%	08/15/51	1,646,983
500,000	Alabama Power Co.	3.45%	10/01/49	468,269
1,000,000	Alabama Power Co.	3.13%	07/15/51	873,269
782,000	American Electric Power Co., Inc.	2.03%	03/15/24	769,547
1,000,000	American Electric Power Co., Inc.	1.00%	11/01/25	927,708
1,000,000	Appalachian Power Co.	2.70%	04/01/31	928,870
250,000	Baltimore Gas & Electric Co.	3.50%	08/15/46	242,817
250,000	Baltimore Gas & Electric Co.	3.20%	09/15/49	226,377
250,000	Baltimore Gas & Electric Co.	2.90%	06/15/50	216,690
500,000	Commonwealth Edison Co.	4.00%	03/01/49	520,873
500,000	Duke Energy Carolinas LLC	2.85%	03/15/32	483,931
500,000	Duke Energy Carolinas LLC	3.55%	03/15/52	495,431
750,000	Duke Energy Corp.	2.55%	06/15/31	686,990
2,500,000	Duke Energy Corp.	3.30%	06/15/41	2,272,926
2,000,000	Duke Energy Corp.	3.50%	06/15/51	1,831,079
1,000,000	Duke Energy Progress LLC	4.00%	04/01/52	1,062,504
2,000,000	Exelon Corp. (a)	2.75%	03/15/27	1,955,137
1,000,000	Exelon Corp. (a)	3.35%	03/15/32	978,857
500,000	Exelon Corp. (a)	4.10%	03/15/52	509,056
2,000,000	FirstEnergy Transmission LLC (a)	4.35%	01/15/25	2,013,317

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,000,000	Georgia Power Co.	3.25%	03/15/51	$869,944
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	479,580
250,000	Indiana Michigan Power Co.	4.25%	08/15/48	258,457
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	448,207
2,500,000	Ohio Power Co.	2.90%	10/01/51	2,080,924
2,500,000	Pacific Gas and Electric Co.	1.37%	03/10/23	2,456,103
1,000,000	Pacific Gas and Electric Co.	1.70%	11/15/23	975,921
1,000,000	Pacific Gas and Electric Co.	3.00%	06/15/28	933,852
500,000	Pacific Gas and Electric Co.	3.25%	06/01/31	453,059
500,000	PECO Energy Co.	3.90%	03/01/48	517,773
500,000	Southern California Edison Co.	2.50%	06/01/31	455,768
1,500,000	Southern California Edison Co.	2.75%	02/01/32	1,394,069
500,000	Southern California Edison Co.	3.65%	06/01/51	467,674
1,500,000	Southern California Edison Co.	3.45%	02/01/52	1,350,499
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	489,347
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	510,920
250,000	Virginia Electric & Power Co.	4.00%	11/15/46	257,544
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	250,584
500,000	Virginia Electric & Power Co.	4.60%	12/01/48	564,704
				35,999,073
	Entertainment – 0.2%
500,000	Magallanes, Inc. (a)	3.76%	03/15/27	499,885
500,000	Magallanes, Inc. (a)	4.28%	03/15/32	502,768
1,000,000	Magallanes, Inc. (a)	5.14%	03/15/52	1,025,722
				2,028,375
	Equity Real Estate Investment Trusts – 0.1%
500,000	Alexandria Real Estate Equities, Inc.	2.00%	05/18/32	437,904
500,000	Crown Castle International Corp.	1.05%	07/15/26	453,033
500,000	Crown Castle International Corp.	2.10%	04/01/31	433,200
				1,324,137
	Food Products – 0.0%
250,000	Conagra Brands, Inc.	5.40%	11/01/48	287,984
	Gas Utilities – 0.1%
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	504,438
	Health Care Equipment & Supplies – 0.3%
500,000	Baxter International, Inc. (a)	1.92%	02/01/27	468,757
1,000,000	Baxter International, Inc. (a)	2.27%	12/01/28	929,162
1,000,000	Baxter International, Inc. (a)	2.54%	02/01/32	914,397
1,000,000	Baxter International, Inc. (a)	3.13%	12/01/51	857,668
				3,169,984
	Health Care Providers & Services – 2.1%
500,000	Anthem, Inc.	2.55%	03/15/31	467,747
1,000,000	Anthem, Inc.	3.60%	03/15/51	960,047
1,143,000	Centene Corp.	4.25%	12/15/27	1,148,464
2,000,000	Centene Corp.	2.45%	07/15/28	1,830,050
1,000,000	Centene Corp.	2.50%	03/01/31	886,640
1,750,000	CVS Health Corp.	2.63%	08/15/24	1,747,129
1,000,000	CVS Health Corp.	4.10%	03/25/25	1,026,854
1,000,000	CVS Health Corp.	3.88%	07/20/25	1,022,294
1,500,000	CVS Health Corp.	1.30%	08/21/27	1,368,274

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$800,000	CVS Health Corp.	1.75%	08/21/30	$702,232
500,000	CVS Health Corp.	1.88%	02/28/31	440,886
2,500,000	CVS Health Corp.	2.13%	09/15/31	2,237,744
500,000	CVS Health Corp.	2.70%	08/21/40	428,026
1,250,000	CVS Health Corp.	5.05%	03/25/48	1,422,238
1,000,000	HCA, Inc.	2.38%	07/15/31	893,586
2,500,000	HCA, Inc.	3.50%	07/15/51	2,164,378
1,000,000	Universal Health Services, Inc. (a)	1.65%	09/01/26	920,078
500,000	Universal Health Services, Inc. (a)	2.65%	10/15/30	454,705
1,000,000	Universal Health Services, Inc. (a)	2.65%	01/15/32	900,547
				21,021,919
	Hotels, Restaurants & Leisure – 0.5%
500,000	Expedia Group, Inc.	2.95%	03/15/31	463,364
3,000,000	Hyatt Hotels Corp.	1.80%	10/01/24	2,891,796
500,000	Marriott International (MD), Inc.	5.75%	05/01/25	531,848
500,000	Marriott International (MD), Inc.	3.50%	10/15/32	476,927
1,000,000	Marriott International (MD), Inc.	2.75%	10/15/33	884,625
				5,248,560
	Insurance – 0.1%
750,000	Brown & Brown, Inc.	2.38%	03/15/31	660,091
	IT Services – 0.5%
1,000,000	CDW LLC/CDW Finance Corp.	2.67%	12/01/26	942,795
1,000,000	Fiserv, Inc.	3.20%	07/01/26	997,549
500,000	Fiserv, Inc.	3.50%	07/01/29	492,835
250,000	Fiserv, Inc.	2.65%	06/01/30	231,131
500,000	Fiserv, Inc.	4.40%	07/01/49	517,589
1,000,000	Global Payments, Inc.	1.50%	11/15/24	957,902
1,000,000	Global Payments, Inc.	1.20%	03/01/26	922,294
				5,062,095
	Life Sciences Tools & Services – 0.2%
1,000,000	PerkinElmer, Inc.	1.90%	09/15/28	907,657
500,000	PerkinElmer, Inc.	2.25%	09/15/31	442,842
1,000,000	Thermo Fisher Scientific, Inc.	2.80%	10/15/41	888,497
				2,238,996
	Machinery – 0.1%
500,000	Otis Worldwide Corp.	3.11%	02/15/40	441,672
	Media – 1.5%
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	01/15/29	2,256,201
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30%	02/01/32	428,248
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	06/01/41	836,632
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	03/01/42	2,075,979
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80%	03/01/50	476,226
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.70%	04/01/51	826,541

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$2,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.90%	06/01/52	$1,686,401
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.25%	04/01/53	507,770
1,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.85%	04/01/61	1,209,951
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.40%	12/01/61	873,577
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.50%	04/01/63	503,553
500,000	Comcast Corp.	3.25%	11/01/39	476,065
1,000,000	Comcast Corp.	3.75%	04/01/40	1,009,710
500,000	Comcast Corp.	4.00%	08/15/47	512,392
500,000	Comcast Corp.	3.45%	02/01/50	469,732
543,000	Comcast Corp. (a)	2.94%	11/01/56	450,557
				14,599,535
	Multi-Utilities – 1.0%
1,000,000	CenterPoint Energy, Inc.	1.45%	06/01/26	929,431
1,000,000	CenterPoint Energy, Inc.	2.65%	06/01/31	924,072
1,600,000	Dominion Energy South Carolina, Inc.	2.30%	12/01/31	1,462,148
1,000,000	Dominion Energy, Inc.	3.07%	08/15/24	999,598
2,500,000	Dominion Energy, Inc.	1.45%	04/15/26	2,330,855
2,500,000	Dominion Energy, Inc.	3.30%	04/15/41	2,277,794
495,000	Dominion Energy, Inc.	4.70%	12/01/44	532,025
				9,455,923
	Oil, Gas & Consumable Fuels – 2.5%
1,000,000	BP Capital Markets America, Inc.	3.80%	09/21/25	1,032,161
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	506,411
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	518,196
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	442,909
2,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	2,356,587
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	900,569
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	856,440
1,500,000	ConocoPhillips Co.	3.80%	03/15/52	1,529,117
500,000	Diamondback Energy, Inc.	3.50%	12/01/29	495,732
1,000,000	Diamondback Energy, Inc.	3.13%	03/24/31	956,872
2,000,000	Energy Transfer L.P.	4.50%	04/15/24	2,049,156
250,000	Energy Transfer L.P.	4.20%	04/15/27	254,897
750,000	Energy Transfer L.P.	5.25%	04/15/29	801,692
250,000	Energy Transfer L.P.	5.30%	04/15/47	257,829
250,000	Energy Transfer L.P.	6.00%	06/15/48	277,973
2,000,000	Energy Transfer L.P.	6.25%	04/15/49	2,302,767
500,000	Energy Transfer LP	4.00%	10/01/27	504,554
500,000	Energy Transfer LP	5.40%	10/01/47	523,524
250,000	ONEOK, Inc.	4.35%	03/15/29	255,273
250,000	ONEOK, Inc.	3.40%	09/01/29	240,839
250,000	ONEOK, Inc.	4.45%	09/01/49	240,598
500,000	Pioneer Natural Resources Co.	1.13%	01/15/26	464,873
500,000	Pioneer Natural Resources Co.	1.90%	08/15/30	443,877
500,000	Pioneer Natural Resources Co.	2.15%	01/15/31	451,305
250,000	Plains All American Pipeline L.P./PAA Finance Corp.	3.80%	09/15/30	245,654
1,000,000	Plains All American Pipeline L.P./PAA Finance Corp.	4.90%	02/15/45	963,036
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	530,262

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	$257,604
200,000	Targa Resources Corp.	4.20%	02/01/33	202,288
500,000	Targa Resources Corp.	4.95%	04/15/52	510,094
250,000	Williams (The) Cos., Inc.	3.50%	11/15/30	247,615
1,000,000	Williams (The) Cos., Inc.	2.60%	03/15/31	921,121
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	654,959
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	293,642
1,000,000	Williams (The) Cos., Inc.	4.85%	03/01/48	1,069,607
500,000	Williams Cos (The), Inc.	3.50%	10/15/51	439,168
				24,999,201
	Pharmaceuticals – 0.4%
500,000	Astrazeneca Finance LLC	1.75%	05/28/28	462,590
1,000,000	Astrazeneca Finance LLC	2.25%	05/28/31	932,594
500,000	Utah Acquisition Sub., Inc.	3.95%	06/15/26	497,472
2,000,000	Viatris, Inc.	1.65%	06/22/25	1,865,601
750,000	Viatris, Inc.	2.70%	06/22/30	660,820
				4,419,077
	Road & Rail – 0.1%
750,000	Norfolk Southern Corp.	4.15%	02/28/48	785,611
	Semiconductors & Semiconductor Equipment – 1.2%
500,000	Analog Devices, Inc.	2.80%	10/01/41	450,903
1,205,000	Analog Devices, Inc.	2.95%	10/01/51	1,093,169
500,000	Broadcom, Inc. (a)	1.95%	02/15/28	451,913
500,000	Broadcom, Inc.	5.00%	04/15/30	532,574
250,000	Broadcom, Inc.	4.15%	11/15/30	253,804
500,000	Broadcom, Inc. (a)	2.45%	02/15/31	445,497
250,000	Broadcom, Inc.	4.30%	11/15/32	254,539
250,000	Broadcom, Inc. (a)	2.60%	02/15/33	217,971
383,000	Broadcom, Inc. (a)	3.42%	04/15/33	358,782
500,000	Broadcom, Inc. (a)	3.47%	04/15/34	464,182
500,000	Broadcom, Inc. (a)	3.50%	02/15/41	446,666
500,000	Broadcom, Inc. (a)	3.75%	02/15/51	449,122
503,000	Dell International LLC/EMC Corp.	5.85%	07/15/25	537,416
500,000	Dell International LLC/EMC Corp.	4.90%	10/01/26	525,623
250,000	Dell International LLC/EMC Corp.	6.10%	07/15/27	275,617
2,000,000	Dell International LLC/EMC Corp. (a)	3.38%	12/15/41	1,679,952
124,000	Dell International LLC/EMC Corp.	8.35%	07/15/46	181,769
2,000,000	Dell International LLC/EMC Corp. (a)	3.45%	12/15/51	1,632,386
500,000	Marvell Technology, Inc.	1.65%	04/15/26	465,875
1,000,000	Marvell Technology, Inc.	2.45%	04/15/28	923,130
500,000	Marvell Technology, Inc.	2.95%	04/15/31	463,078
173,000	Qorvo, Inc. (a)	1.75%	12/15/24	165,224
				12,269,192
	Software – 0.8%
1,000,000	Fortinet, Inc.	1.00%	03/15/26	912,397
1,000,000	Fortinet, Inc.	2.20%	03/15/31	884,350
500,000	Oracle Corp.	2.88%	03/25/31	457,028
900,000	Oracle Corp.	5.38%	07/15/40	953,492
1,000,000	Oracle Corp.	3.65%	03/25/41	883,026
350,000	Oracle Corp.	4.00%	07/15/46	311,308
500,000	Oracle Corp.	3.60%	04/01/50	415,955

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$500,000	Oracle Corp.	3.95%	03/25/51	$438,477
1,000,000	salesforce.com, Inc.	2.70%	07/15/41	890,229
500,000	VMware, Inc.	1.40%	08/15/26	460,392
500,000	VMware, Inc.	1.80%	08/15/28	445,340
1,000,000	VMware, Inc.	2.20%	08/15/31	882,129
				7,934,123
	Specialty Retail – 0.2%
500,000	Advance Auto Parts, Inc.	3.50%	03/15/32	480,491
500,000	Lowe’s Cos., Inc.	3.35%	04/01/27	503,974
500,000	Lowe’s Cos., Inc.	3.75%	04/01/32	506,292
500,000	Lowe’s Cos., Inc.	4.25%	04/01/52	518,278
				2,009,035
	Tobacco – 0.4%
250,000	Altria Group, Inc.	2.45%	02/04/32	217,815
500,000	Altria Group, Inc.	3.40%	02/04/41	412,384
500,000	Altria Group, Inc.	3.70%	02/04/51	405,422
1,500,000	BAT Capital Corp.	2.79%	09/06/24	1,482,848
250,000	BAT Capital Corp.	3.22%	09/06/26	242,688
250,000	BAT Capital Corp.	4.70%	04/02/27	257,056
250,000	BAT Capital Corp.	4.91%	04/02/30	257,989
250,000	BAT Capital Corp.	4.39%	08/15/37	233,078
250,000	BAT Capital Corp.	4.76%	09/06/49	230,737
250,000	BAT Capital Corp.	5.28%	04/02/50	248,103
				3,988,120
	Wireless Telecommunication Services – 0.6%
1,100,000	T-Mobile USA, Inc.	3.50%	04/15/25	1,109,613
250,000	T-Mobile USA, Inc.	1.50%	02/15/26	233,814
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	504,247
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	687,590
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	681,383
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	438,250
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,273,219
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	843,263
				5,771,379
	Total Corporate Bonds and Notes			361,934,732
	(Cost $384,335,557)
FOREIGN CORPORATE BONDS AND NOTES – 4.9%
	Automobiles – 0.2%
1,000,000	Nissan Motor Co., Ltd. (a)	3.52%	09/17/25	982,509
500,000	Nissan Motor Co., Ltd. (a)	4.35%	09/17/27	494,390
500,000	Nissan Motor Co., Ltd. (a)	4.81%	09/17/30	496,937
				1,973,836
	Banks – 2.5%
1,500,000	Barclays PLC (b)	1.01%	12/10/24	1,441,902
500,000	Barclays PLC (b)	3.81%	03/10/42	448,807
500,000	Barclays PLC (b)	3.33%	11/24/42	436,182
500,000	BNP Paribas S.A. (a) (b)	3.05%	01/13/31	468,659
1,000,000	BNP Paribas S.A. (a) (b)	2.87%	04/19/32	911,593
1,000,000	Deutsche Bank AG/New York NY	0.90%	05/28/24	953,640
1,000,000	Deutsche Bank AG/New York NY (b)	2.22%	09/18/24	979,159

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Deutsche Bank AG/New York NY (b)	2.13%	11/24/26	$464,702
2,500,000	Deutsche Bank AG/New York NY (b)	2.31%	11/16/27	2,297,993
2,500,000	Deutsche Bank AG/New York NY (b)	2.55%	01/07/28	2,311,452
1,000,000	Deutsche Bank AG/New York NY (b)	3.04%	05/28/32	900,390
1,000,000	Lloyds Banking Group PLC (b)	1.63%	05/11/27	919,479
1,000,000	NatWest Group PLC (b)	1.64%	06/14/27	916,761
600,000	NatWest Markets PLC (a)	0.80%	08/12/24	565,798
3,000,000	NatWest Markets PLC (a)	1.60%	09/29/26	2,755,698
1,000,000	Santander UK Group Holdings PLC (b)	1.67%	06/14/27	912,407
500,000	Societe Generale S.A. (a)	2.63%	01/22/25	484,653
1,000,000	Societe Generale S.A. (a) (b)	2.23%	01/21/26	951,277
600,000	Societe Generale S.A. (a) (b)	1.49%	12/14/26	543,890
700,000	Societe Generale S.A. (a) (b)	1.79%	06/09/27	632,552
500,000	Societe Generale S.A. (a) (b)	2.80%	01/19/28	469,423
750,000	Societe Generale S.A. (a) (b)	2.89%	06/09/32	673,329
500,000	Societe Generale S.A. (a)	3.63%	03/01/41	419,265
500,000	Sumitomo Mitsui Financial Group, Inc.	2.14%	09/23/30	438,873
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	460,544
1,250,000	UBS Group AG (a) (b)	1.49%	08/10/27	1,137,947
1,000,000	UBS Group AG (a) (b)	2.10%	02/11/32	876,359
				24,772,734
	Capital Markets – 0.5%
2,500,000	Credit Suisse AG/New York NY	1.25%	08/07/26	2,286,290
500,000	Credit Suisse Group AG (a) (b)	2.19%	06/05/26	469,988
500,000	Credit Suisse Group AG (a) (b)	1.31%	02/02/27	447,698
500,000	Credit Suisse Group AG (a) (b)	3.87%	01/12/29	489,431
1,000,000	Credit Suisse Group AG (a) (b)	3.09%	05/14/32	903,648
				4,597,055
	Chemicals – 0.0%
250,000	Nutrien Ltd.	3.95%	05/13/50	251,579
	Commercial Services & Supplies – 0.1%
1,000,000	Waste Connections, Inc.	3.20%	06/01/32	976,964
	Diversified Financial Services – 0.1%
541,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	582,099
	Oil, Gas & Consumable Fuels – 0.8%
500,000	Canadian Natural Resources Ltd.	2.05%	07/15/25	480,603
500,000	Canadian Natural Resources Ltd.	3.85%	06/01/27	507,160
500,000	Canadian Natural Resources Ltd.	2.95%	07/15/30	476,403
500,000	Canadian Natural Resources Ltd.	6.25%	03/15/38	599,676
1,000,000	Enbridge, Inc.	1.60%	10/04/26	927,053
1,000,000	Enbridge, Inc.	2.50%	08/01/33	891,219
2,000,000	Enbridge, Inc.	3.40%	08/01/51	1,778,895
500,000	Suncor Energy, Inc.	3.10%	05/15/25	497,737
2,000,000	TransCanada PipeLines Ltd.	2.50%	10/12/31	1,816,794
				7,975,540
	Pharmaceuticals – 0.2%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	922,927
1,500,000	Royalty Pharma PLC	2.15%	09/02/31	1,292,498
				2,215,425

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Road & Rail – 0.3%
$1,000,000	Canadian Pacific Railway Co.	1.75%	12/02/26	$942,878
1,000,000	Canadian Pacific Railway Co.	2.45%	12/02/31	928,699
500,000	Canadian Pacific Railway Co.	3.00%	12/02/41	451,315
500,000	Canadian Pacific Railway Co.	3.10%	12/02/51	443,090
				2,765,982
	Semiconductors & Semiconductor Equipment – 0.1%
500,000	NXP BV/NXP Funding LLC/NXP USA, Inc. (a)	2.50%	05/11/31	453,018
1,000,000	NXP BV/NXP Funding LLC/NXP USA, Inc. (a)	3.25%	05/11/41	885,425
				1,338,443
	Tobacco – 0.1%
500,000	BAT International Finance PLC (a)	3.95%	06/15/25	498,188
500,000	BAT International Finance PLC	1.67%	03/25/26	460,002
				958,190
	Wireless Telecommunication Services – 0.0%
500,000	Vodafone Group PLC	4.25%	09/17/50	499,772
	Total Foreign Corporate Bonds and Notes			48,907,619
	(Cost $52,952,320)
U.S. GOVERNMENT BONDS AND NOTES – 0.7%
600,000	U.S. Treasury Bond	2.38%	02/15/42	579,563
1,240,000	U.S. Treasury Bond	1.88%	11/15/51	1,087,325
1,500,000	U.S. Treasury Note (c)	0.13%	09/30/22	1,493,357
1,010,000	U.S. Treasury Note	1.50%	02/29/24	996,073
2,115,000	U.S. Treasury Note	1.75%	03/15/25	2,072,617
765,000	U.S. Treasury Note	1.88%	02/15/32	734,878
	Total U.S. Government Bonds and Notes			6,963,813
	(Cost $6,928,238)
	Total Investments – 99.3%			992,310,427
	(Cost $941,211,540)
Net Other Assets and Liabilities – 0.7%	7,329,339
Net Assets – 100.0%	$999,639,766

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 5-Year Notes	Short	88	Jun 2022	$ (10,092,500)	$270,187
U.S. Treasury Ultra 10-Year Notes	Short	55	Jun 2022	(7,450,781)	268,476
U.S. Treasury Ultra Bonds	Short	25	Jun 2022	(4,428,125)	178,516
				$(21,971,406)	$717,179

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2022, securities noted as such amounted to $48,051,652 or 4.8% of net assets.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
(c)	All or a portion of this security is segregated as collateral for open futures contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 574,504,263	$ 574,504,263	$ —	$ —
Corporate Bonds and Notes*	361,934,732	—	361,934,732	—
Foreign Corporate Bonds and Notes*	48,907,619	—	48,907,619	—
U.S. Government Bonds and Notes	6,963,813	—	6,963,813	—
Total Investments	992,310,427	574,504,263	417,806,164	—
Futures Contracts	717,179	717,179	—	—
Total	$ 993,027,606	$ 575,221,442	$ 417,806,164	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 28.5%
	Aerospace & Defense – 0.2%
203	Northrop Grumman Corp.	$90,786
	Air Freight & Logistics – 0.4%
741	United Parcel Service, Inc., Class B	158,915
	Banks – 1.1%
1,710	JPMorgan Chase & Co.	233,107
1,307	M&T Bank Corp.	221,537
		454,644
	Beverages – 0.3%
746	PepsiCo, Inc.	124,865
	Biotechnology – 0.4%
946	AbbVie, Inc.	153,356
	Capital Markets – 0.8%
179	BlackRock, Inc.	136,786
1,389	Intercontinental Exchange, Inc.	183,515
		320,301
	Communications Equipment – 0.3%
448	Motorola Solutions, Inc.	108,506
	Construction & Engineering – 0.3%
781	Quanta Services, Inc.	102,787
	Containers & Packaging – 0.2%
602	Packaging Corp. of America	93,978
	Electric Utilities – 3.2%
2,504	Alliant Energy Corp.	156,450
1,610	American Electric Power Co., Inc.	160,630
413	Constellation Energy Corp.	23,231
171	Duke Energy Corp.	19,094
275	Eversource Energy	24,252
1,240	Exelon Corp.	59,061
747	Fortis, Inc. (CAD)	36,945
1,264	IDACORP, Inc.	145,815
2,876	NextEra Energy, Inc.	243,626
2,795	OGE Energy Corp.	113,980
2,382	PPL Corp.	68,030
1,566	Southern (The) Co.	113,551
1,745	Xcel Energy, Inc.	125,937
		1,290,602
	Electrical Equipment – 0.3%
767	Eaton Corp PLC	116,400
	Electronic Equipment, Instruments & Components – 0.3%
1,018	TE Connectivity Ltd.	133,338
	Energy Equipment & Services – 0.4%
4,136	Baker Hughes Co.	150,592
	Food & Staples Retailing – 0.5%
734	Sysco Corp.	59,931
898	Walmart, Inc.	133,730
		193,661

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 2.0%
10,859	AltaGas Ltd. (CAD)	$243,212
1,367	Atmos Energy Corp.	163,343
123	Chesapeake Utilities Corp.	16,945
2,616	New Jersey Resources Corp.	119,970
1,846	ONE Gas, Inc.	162,891
3,119	UGI Corp.	112,970
		819,331
	Health Care Equipment & Supplies – 0.9%
1,330	Abbott Laboratories	157,419
1,131	Medtronic PLC	125,484
343	STERIS PLC	82,927
		365,830
	Health Care Providers & Services – 1.1%
2,140	CVS Health Corp.	216,589
408	UnitedHealth Group, Inc.	208,068
		424,657
	Hotels, Restaurants & Leisure – 0.3%
1,044	Darden Restaurants, Inc.	138,800
	Household Durables – 0.4%
2,048	DR Horton, Inc.	152,596
	Independent Power & Renewable Electricity Producers – 0.1%
1,069	Clearway Energy, Inc., Class A	35,619
	Industrial Conglomerates – 0.1%
319	Honeywell International, Inc.	62,071
	IT Services – 1.0%
502	Accenture PLC, Class A	169,289
626	Fidelity National Information Services, Inc.	62,863
5,714	Switch, Inc., Class A	176,106
		408,258
	Leisure Products – 0.3%
1,072	Polaris, Inc.	112,903
	Machinery – 0.5%
360	Parker-Hannifin Corp.	102,154
791	Stanley Black & Decker, Inc.	110,574
		212,728
	Media – 0.4%
3,068	Comcast Corp., Class A	143,644
	Metals & Mining – 0.4%
2,260	Newmont Corp.	179,557
	Multiline Retail – 0.5%
947	Target Corp.	200,972
	Multi-Utilities – 3.2%
1,070	Atco Ltd., Class I (CAD)	36,743
507	Black Hills Corp.	39,049
5,131	CenterPoint Energy, Inc.	157,214
1,651	CMS Energy Corp.	115,471

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
456	Dominion Energy, Inc.	$38,746
599	DTE Energy Co.	79,194
5,723	Public Service Enterprise Group, Inc.	400,610
2,165	Sempra Energy	363,980
369	WEC Energy Group, Inc.	36,830
		1,267,837
	Oil, Gas & Consumable Fuels – 5.2%
1,412	Cheniere Energy, Inc.	195,774
2,713	ConocoPhillips	271,300
1,492	DT Midstream, Inc.	80,956
4,580	Enbridge, Inc.	211,092
1,823	EOG Resources, Inc.	217,356
3,210	Keyera Corp. (CAD)	81,370
6,772	Kinder Morgan, Inc.	128,059
1,828	ONEOK, Inc.	129,112
8,462	TC Energy Corp.	477,426
8,249	Williams (The) Cos., Inc.	275,599
		2,068,044
	Pharmaceuticals – 0.3%
729	Johnson & Johnson	129,201
	Road & Rail – 0.5%
701	Union Pacific Corp.	191,520
	Semiconductors & Semiconductor Equipment – 0.9%
337	Broadcom, Inc.	212,202
382	KLA Corp.	139,835
		352,037
	Software – 0.9%
646	Microsoft Corp.	199,168
1,837	Oracle Corp.	151,975
		351,143
	Technology Hardware, Storage & Peripherals – 0.5%
1,203	Apple, Inc.	210,056
	Textiles, Apparel & Luxury Goods – 0.3%
824	NIKE, Inc., Class B	110,877
	Total Common Stocks	11,430,412
	(Cost $8,557,241)
REAL ESTATE INVESTMENT TRUSTS – 11.1%
	Health Care REITs – 1.4%
8,855	CareTrust REIT, Inc.	170,901
8,062	Medical Properties Trust, Inc.	170,431
2,127	Welltower, Inc.	204,490
		545,822
	Hotel & Resort REITs – 0.5%
10,112	Apple Hospitality REIT, Inc.	181,713
	Industrial REITs – 1.3%
3,067	Duke Realty Corp.	178,070
1,131	Prologis, Inc.	182,634

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Industrial REITs (Continued)
4,275	STAG Industrial, Inc.	$176,771
		537,475
	Office REITs – 1.4%
927	Alexandria Real Estate Equities, Inc.	186,559
4,152	Highwoods Properties, Inc.	189,912
2,264	SL Green Realty Corp.	183,792
		560,263
	Residential REITs – 1.7%
709	AvalonBay Communities, Inc.	176,094
1,066	Camden Property Trust	177,169
4,065	Invitation Homes, Inc.	163,332
830	Mid-America Apartment Communities, Inc.	173,844
		690,439
	Retail REITs – 1.7%
7,109	Kimco Realty Corp.	175,592
3,963	National Retail Properties, Inc.	178,097
2,552	Realty Income Corp.	176,854
1,192	Simon Property Group, Inc.	156,819
		687,362
	Specialized REITs – 3.1%
708	American Tower Corp.	177,864
1,224	Digital Realty Trust, Inc.	173,563
840	Extra Space Storage, Inc.	172,704
3,915	Gaming and Leisure Properties, Inc.	183,731
1,244	Life Storage, Inc.	174,695
540	SBA Communications Corp.	185,814
6,049	VICI Properties, Inc.	172,154
		1,240,525
	Total Real Estate Investment Trusts	4,443,599
	(Cost $3,557,245)
MASTER LIMITED PARTNERSHIPS – 7.8%
	Chemicals – 0.4%
5,331	Westlake Chemical Partners, L.P.	144,364
	Gas Utilities – 0.0%
1,222	Suburban Propane Partners, L.P.	19,674
	Independent Power & Renewable Electricity Producers – 0.9%
4,242	NextEra Energy Partners, L.P. (a)	353,613
	Oil, Gas & Consumable Fuels – 6.5%
5,933	Cheniere Energy Partners, L.P.	334,384
24,795	Energy Transfer, L.P.	277,456
27,714	Enterprise Products Partners, L.P.	715,298
3,887	Hess Midstream, L.P., Class A (a)	116,610
6,513	Holly Energy Partners, L.P.	115,215
12,334	Magellan Midstream Partners, L.P.	605,229
28,747	Plains All American Pipeline, L.P.	309,318

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
9,323	Shell Midstream Partners, L.P.	$132,573
		2,606,083
	Total Master Limited Partnerships	3,123,734
	(Cost $2,226,248)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 6.9%
$191,231	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/23	198,007
80,363	U.S. Treasury Inflation Indexed Bond (b)	0.63%	04/15/23	83,800
77,319	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/23	81,214
83,140	U.S. Treasury Inflation Indexed Bond (b)	0.63%	01/15/24	87,529
62,425	U.S. Treasury Inflation Indexed Bond (b)	0.50%	04/15/24	65,669
77,200	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/24	81,110
63,558	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/24	66,605
130,571	U.S. Treasury Inflation Indexed Bond (b)	0.25%	01/15/25	137,189
62,042	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/25	64,961
81,804	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/25	86,700
55,261	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/25	58,036
98,208	U.S. Treasury Inflation Indexed Bond (b)	0.63%	01/15/26	104,928
13,457	U.S. Treasury Inflation Indexed Bond (b)	2.00%	01/15/26	15,110
63,252	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/26	66,264
60,991	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/26	64,257
38,068	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/26	40,080
82,636	U.S. Treasury Inflation Indexed Bond (b)	0.38%	01/15/27	87,788
78,154	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/27	83,426
77,506	U.S. Treasury Inflation Indexed Bond (b)	0.50%	01/15/28	83,148
13,420	U.S. Treasury Inflation Indexed Bond (b)	1.75%	01/15/28	15,407
100,804	U.S. Treasury Inflation Indexed Bond (b)	0.75%	07/15/28	110,557
81,282	U.S. Treasury Inflation Indexed Bond (b)	0.88%	01/15/29	90,019
10,476	U.S. Treasury Inflation Indexed Bond (b)	2.50%	01/15/29	12,798
20,523	U.S. Treasury Inflation Indexed Bond (b)	3.88%	04/15/29	27,238
100,020	U.S. Treasury Inflation Indexed Bond (b)	0.25%	07/15/29	107,086
68,843	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/30	72,886
71,276	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/30	75,981
73,442	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/31	78,255
74,478	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/31	79,706
28,617	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/40	40,760
44,677	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/41	63,919
40,811	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/42	47,221
41,088	U.S. Treasury Inflation Indexed Bond (b)	0.63%	02/15/43	46,437
40,774	U.S. Treasury Inflation Indexed Bond (b)	1.38%	02/15/44	53,002
39,758	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/45	46,272
36,783	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/46	45,406
32,611	U.S. Treasury Inflation Indexed Bond (b)	0.88%	02/15/47	39,641
30,783	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/48	38,784
25,697	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/49	32,664
26,245	U.S. Treasury Inflation Indexed Bond (b)	0.25%	02/15/50	28,072
31,317	U.S. Treasury Inflation Indexed Bond (b)	0.13%	02/15/51	32,690
	Total U.S. Government Bonds and Notes			2,740,622
	(Cost $2,667,804)

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 1.2%
	Collateralized Mortgage Obligations – 0.8%
	Fannie Mae REMICS
$46	Series 1993-1, Class KA	7.90%	01/01/23	$46
48	Series 1993-119, Class H	6.50%	07/01/23	50
415	Series 1993-178, Class PK	6.50%	09/01/23	426
129	Series 1993-62, Class E	7.00%	04/01/23	131
200	Series 1995-24, Class G	6.50%	04/01/23	203
715	Series 1999-56, Class Z	7.00%	12/01/29	769
675	Series 2002-67, Class PE	5.50%	11/01/32	731
16,265	Series 2002-9, Class MS, IO, 1 Mo. LIBOR x -1 + 8.10% (c)	7.64%	03/25/32	2,817
2,841	Series 2002-90, Class A1	6.50%	06/01/42	3,124
1,192	Series 2003-14, Class AQ	3.50%	03/01/33	1,199
1,658	Series 2003-41, Class OA	4.00%	05/01/33	1,687
21,882	Series 2004-10, Class ZB	6.00%	02/01/34	23,728
7,978	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (d)	0.87%	09/25/35	8,001
13,982	Series 2007-10, Class Z	6.00%	02/01/37	15,378
808	Series 2012-35, Class PL	2.00%	11/01/41	781
250	Series 2013-14, Class QE	1.75%	03/01/43	232
11,724	Series 2013-31, Class NT	3.00%	04/01/43	11,465
	FHLMC-GNMA
9	Series 1993-5, Class HA	7.50%	02/01/23	9
130	Series 1994-27, Class D	7.00%	03/01/24	134
	Freddie Mac REMICS
5	Series 1992-1250, Class J	7.00%	05/01/22	5
640	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (d)	1.00%	10/15/22	639
2,384	Series 1993-1487, Class P, IO, 1 Mo. LIBOR x -1 + 9.50% (c)	9.10%	03/15/23	66
684	Series 1994-1673, Class FB, 10 Yr. Constant Maturity Treasury Rate - 0.50% (d)	1.49%	02/01/24	680
23	Series 1996-1847, Class LL	7.50%	04/01/26	25
5,061	Series 1998-2033, Class IA, IO	7.00%	02/01/28	455
1,521	Series 1999-2130, Class KB	6.38%	03/01/29	1,632
21,157	Series 1999-2174, Class PN	6.00%	07/01/29	22,483
2,421	Series 2001-2277, Class B	7.50%	01/01/31	2,780
23,405	Series 2003-2647, Class LS, 1 Mo. LIBOR x -2.5 + 14.00% (c)	13.42%	07/01/33	26,693
25,000	Series 2003-2676, Class LL	5.50%	09/01/33	26,452
15,647	Series 2004-2768, Class PW	4.25%	03/01/34	16,043
3,000	Series 2004-2778, Class MM	5.25%	04/01/34	3,130
19,756	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR x -1 + 7.15% (c)	6.75%	08/15/36	2,930
3,691	Series 2006-3237, Class CB	5.50%	07/01/36	3,711
7,836	Series 2010-3775, Class KZ	4.00%	08/01/25	7,841
23,284	Series 2013-4178, Class ZN	3.50%	03/01/43	25,069
	Government National Mortgage Association
17,482	Series 2002-92, Class PB	5.50%	12/01/32	17,712
41,455	Series 2007-35, Class NE	6.00%	06/01/37	44,822
1,004	Series 2009-29, Class TA	4.50%	03/01/39	1,016
49,000	Series 2009-61, Class QE	5.50%	08/01/39	53,271
3,583	Series 2011-136, Class GB	2.50%	05/01/40	3,586
				331,952
	Pass-through Security – 0.4%
	Federal Home Loan Mortgage Corporation
3,992	Pool C01252	6.50%	11/01/31	4,397
23,547	Pool G01731	6.50%	12/01/29	25,331
13,460	Pool G06358	4.00%	04/01/41	14,111
	Federal National Mortgage Association
8,122	Pool 890383	4.00%	01/01/42	8,506

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Security (Continued)
	Federal National Mortgage Association (Continued)
$561	Pool AD0659	6.00%	02/01/23	$564
187	Pool AE0050	5.50%	12/01/22	188
11,797	Pool AL0791	4.00%	02/01/41	12,358
17,535	Pool AU4289	4.00%	09/01/43	18,302
2,692	Pool MA0561	4.00%	11/01/40	2,820
13,259	Pool MA1028	4.00%	04/01/42	13,891
	Government National Mortgage Association
12,438	Pool 667422	5.00%	10/01/39	13,810
6,046	Pool 706201	5.50%	04/01/39	6,513
8,934	Pool 736558	5.00%	02/01/40	9,660
11,871	Pool 759248	4.00%	02/01/41	12,314
				142,765
	Total U.S. Government Agency Mortgage-Backed Securities			474,717
	(Cost $480,285)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/25/19	0
	MASTR Alternative Loan Trust
606	Series 2004-10, Class 2A1	5.50%	10/01/19	582
28	Series 2005-1, Class 5A1	5.50%	01/01/20	27
	MASTR Asset Securitization Trust
4,132	Series 2004-1, Class 5A4	5.50%	02/01/34	4,213
	Structured Asset Mortgage Investments Trust
3,307	Series 1999-1, Class 2A (e)	3.97%	06/01/29	3,464
	Total Mortgage-Backed Securities			8,286
	(Cost $8,367)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 42.9%
102,670	First Trust Institutional Preferred Securities and Income ETF (f)	1,991,798
500	First Trust Long Duration Opportunities ETF (f)	12,907
42,000	First Trust Low Duration Opportunities ETF (f)	2,055,900
34,350	First Trust Preferred Securities and Income ETF (f)	653,337
133,313	First Trust Senior Loan ETF (f)	6,272,377
75,079	First Trust Tactical High Yield ETF (f)	3,435,615
11,641	iShares 1-5 Year Investment Grade Corporate Bond ETF	602,073
1,500	iShares 7-10 Year Treasury Bond ETF	161,205
16,547	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,001,194
	Total Exchange-Traded Funds	17,186,406
	(Cost $17,655,252)
Total Investments – 98.4%	39,407,776
(Cost $35,152,442)
Net Other Assets and Liabilities – 1.6%	634,252
Net Assets – 100.0%	$40,042,028

(a)	This security is taxed as a “C” corporation for federal income tax purposes.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(c)	Inverse floating rate security.
(d)	Floating or variable rate security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	Investment in an affiliated fund.

CAD	Canadian Dollar
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,430,412	$ 11,430,412	$ —	$ —
Real Estate Investment Trusts*	4,443,599	4,443,599	—	—
Master Limited Partnerships*	3,123,734	3,123,734	—	—
U.S. Government Bonds and Notes	2,740,622	—	2,740,622	—
U.S. Government Agency Mortgage-Backed Securities	474,717	—	474,717	—
Mortgage-Backed Securities	8,286	—	8,286	—
Exchange-Traded Funds	17,186,406	17,186,406	—	—
Total Investments	$ 39,407,776	$ 36,184,151	$ 3,223,625	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2022, and for the fiscal year-to-date period (January 1, 2022 to March 31, 2022) are as follows:
Security Name	Shares at 3/31/2022	Value at 12/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2022	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	102,670	$657,696	$1,440,216	$ —	$ (106,114)	$ —	$1,991,798	$23,460
First Trust Long Duration Opportunities ETF	500	13,881	—	—	(974)	—	12,907	48
First Trust Low Duration Opportunities ETF	42,000	1,917,116	182,277	—	(43,493)	—	2,055,900	9,765
First Trust Preferred Securities and Income ETF	34,350	1,954,418	—	(1,255,022)	(162,160)	116,101	653,337	7,815
First Trust Senior Loan ETF	133,313	6,030,876	357,077	—	(115,576)	—	6,272,377	57,658
First Trust Tactical High Yield ETF	75,079	3,376,727	215,563	—	(156,675)	—	3,435,615	54,920
		$13,950,714	$2,195,133	$(1,255,022)	$(584,992)	$116,101	$14,421,934	$153,666

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.8%
	Capital Markets – 98.8%
89,167	First Trust Consumer Discretionary AlphaDEX® Fund (a)	$4,857,818
12,482	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	723,082
10,563	First Trust Dow Jones Global Select Dividend Index Fund (a)	267,666
30,152	First Trust Emerging Markets AlphaDEX® Fund (a)	758,021
306,313	First Trust Energy AlphaDEX® Fund (a)	4,879,566
6,234	First Trust India NIFTY 50 Equal Weight ETF (a)	282,400
91,177	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	5,153,324
12,965	First Trust Latin America AlphaDEX® Fund (a)	269,024
68,358	First Trust Materials AlphaDEX® Fund (a)	4,896,484
53,139	First Trust Mid Cap Core AlphaDEX® Fund (a)	5,217,718
117,321	First Trust Mid Cap Value AlphaDEX® Fund (a)	5,451,907
304,850	First Trust Nasdaq Oil & Gas ETF (a)	8,075,477
100,919	First Trust Small Cap Value AlphaDEX® Fund (a)	5,150,906
4,400	First Trust Switzerland AlphaDEX® Fund (a)	282,216
7,167	First Trust United Kingdom AlphaDEX® Fund (a)	276,145
32,476	iShares Core U.S. Aggregate Bond ETF	3,478,180
47,463	SPDR Blackstone Senior Loan ETF	2,133,936
20,052	SPDR Bloomberg High Yield Bond ETF	2,055,330
39,232	SPDR Nuveen Bloomberg Municipal Bond ETF	1,878,428
67,906	SPDR Portfolio TIPS ETF	2,054,836

Total Investments – 98.8%	58,142,464
(Cost $55,285,047)

Net Other Assets and Liabilities – 1.2%	696,406
Net Assets – 100.0%	$58,838,870

(a)	Investment in an affiliated fund.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 58,142,464	$ 58,142,464	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2022, and for the fiscal year-to-date period (January 1, 2022 to March 31, 2022) are as follows:
Security Name	Shares at 3/31/2022	Value at 12/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2022	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	89,167	$6,061,370	$137,681	$ (623,060)	$ (930,976)	$212,803	$4,857,818	$6,759
First Trust Developed Markets ex-US AlphaDEX® Fund	12,482	829,647	19,122	(88,164)	(37,310)	(213)	723,082	1,046
First Trust Dow Jones Global Select Dividend Index Fund	10,563	—	267,772	—	(106)	—	267,666	1,043
First Trust Emerging Markets AlphaDEX® Fund	30,152	861,981	20,032	(96,305)	(27,524)	(163)	758,021	419
First Trust Energy AlphaDEX® Fund	306,313	—	4,741,725	—	137,841	—	4,879,566	14,672
First Trust Eurozone AlphaDEX® ETF	—	330,556	7,662	(305,921)	9,963	(42,260)	—	—
First Trust Germany AlphaDEX® Fund	—	320,851	7,367	(280,410)	(47,978)	170	—	—
First Trust India NIFTY 50 Equal Weight ETF	6,234	323,175	7,728	(35,054)	(16,846)	3,397	282,400	8,076
First Trust Industrials/Producer Durables AlphaDEX® Fund	91,177	6,234,946	141,705	(630,761)	(647,598)	55,032	5,153,324	9,254
First Trust Latin America AlphaDEX® Fund	12,965	—	257,355	—	11,669	—	269,024	198
First Trust Materials AlphaDEX® Fund	68,358	—	4,613,482	—	283,002	—	4,896,484	6,364
First Trust Mid Cap Core AlphaDEX® Fund	53,139	—	5,561,047	(546,697)	188,643	14,725	5,217,718	8,981
First Trust Mid Cap Growth AlphaDEX® Fund	—	6,436,187	143,264	(5,628,675)	(45,125)	(905,651)	—	—
First Trust Mid Cap Value AlphaDEX® Fund	117,321	6,072,655	114,068	(652,265)	(75,302)	(7,249)	5,451,907	14,923
First Trust Nasdaq Oil & Gas ETF	304,850	6,522,412	132,237	(840,013)	2,168,988	91,853	8,075,477	37,710
First Trust Nasdaq Transportation ETF	—	6,112,724	143,369	(5,458,312)	(1,590,367)	792,586	—	—
First Trust NASDAQ-100-Technology Sector Index Fund	—	6,237,623	137,389	(5,024,505)	(1,909,527)	559,020	—	—
First Trust Small Cap Growth AlphaDEX® Fund	—	6,530,802	146,560	(5,714,692)	(1,760,010)	797,340	—	—
First Trust Small Cap Value AlphaDEX® Fund	100,919	—	5,624,338	(547,225)	64,588	9,205	5,150,906	8,225
First Trust Switzerland AlphaDEX® Fund	4,400	343,978	7,725	(34,772)	(41,651)	6,936	282,216	—
First Trust United Kingdom AlphaDEX® Fund	7,167	347,142	7,950	(36,159)	(40,410)	(2,378)	276,145	2,292
		$53,566,049	$22,239,578	$(26,542,990)	$(4,306,036)	$1,585,153	$46,541,754	$119,962

First Trust Capital Strength Portfolio
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.4%
	Aerospace & Defense – 4.5%
6,126	General Dynamics Corp.	$1,477,469
3,172	Northrop Grumman Corp.	1,418,582
		2,896,051
	Beverages – 7.7%
19,234	Brown-Forman Corp., Class B	1,289,063
20,930	Coca-Cola (The) Co.	1,297,660
14,777	Monster Beverage Corp. (a)	1,180,682
7,262	PepsiCo, Inc.	1,215,514
		4,982,919
	Biotechnology – 3.8%
5,556	Amgen, Inc.	1,343,552
18,467	Gilead Sciences, Inc.	1,097,863
		2,441,415
	Building Products – 1.7%
7,231	Trane Technologies PLC	1,104,174
	Capital Markets – 7.7%
1,580	BlackRock, Inc.	1,207,389
3,701	Moody’s Corp.	1,248,755
7,151	Nasdaq, Inc.	1,274,308
3,035	S&P Global, Inc.	1,244,896
		4,975,348
	Chemicals – 3.4%
4,479	Air Products and Chemicals, Inc.	1,119,347
8,176	PPG Industries, Inc.	1,071,628
		2,190,975
	Communications Equipment – 1.9%
22,322	Cisco Systems, Inc.	1,244,675
	Containers & Packaging – 2.0%
14,323	Ball Corp.	1,289,070
	Diversified Financial Services – 2.3%
4,145	Berkshire Hathaway, Inc., Class B (a)	1,462,812
	Electronic Equipment, Instruments & Components – 1.9%
16,425	Amphenol Corp., Class A	1,237,624
	Food & Staples Retailing – 2.4%
2,627	Costco Wholesale Corp.	1,512,758
	Food Products – 3.7%
18,328	General Mills, Inc.	1,241,172
Shares	Description	Value

	Food Products (Continued)
18,508	Mondelez International, Inc., Class A	$1,161,932
		2,403,104
	Health Care Equipment & Supplies – 1.8%
10,055	Abbott Laboratories	1,190,110
	Health Care Providers & Services – 4.4%
3,372	Humana, Inc.	1,467,393
2,743	UnitedHealth Group, Inc.	1,398,848
		2,866,241
	Household Products – 3.6%
15,121	Colgate-Palmolive Co.	1,146,625
7,780	Procter & Gamble (The) Co.	1,188,784
		2,335,409
	Industrial Conglomerates – 3.6%
7,328	3M Co.	1,090,993
6,169	Honeywell International, Inc.	1,200,364
		2,291,357
	Insurance – 8.5%
25,304	Fidelity National Financial, Inc.	1,235,847
1,039	Markel Corp. (a)	1,532,774
8,056	Marsh & McLennan Cos., Inc.	1,372,904
11,713	Progressive (The) Corp.	1,335,165
		5,476,690
	IT Services – 8.4%
3,770	Accenture PLC, Class A	1,271,357
5,827	Automatic Data Processing, Inc.	1,325,875
15,015	Cognizant Technology Solutions Corp., Class A	1,346,395
10,661	Paychex, Inc.	1,454,907
		5,398,534
	Life Sciences Tools & Services – 3.9%
9,201	Agilent Technologies, Inc.	1,217,568
2,180	Thermo Fisher Scientific, Inc.	1,287,617
		2,505,185
	Machinery – 3.3%
5,328	Illinois Tool Works, Inc.	1,115,683
11,814	Xylem, Inc.	1,007,262
		2,122,945
	Pharmaceuticals – 4.0%
7,674	Johnson & Johnson	1,360,063
6,316	Zoetis, Inc.	1,191,134
		2,551,197

First Trust Capital Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Road & Rail – 6.4%
37,102	CSX Corp.	$1,389,470
4,577	Norfolk Southern Corp.	1,305,452
5,136	Union Pacific Corp.	1,403,206
		4,098,128
	Software – 2.0%
4,274	Microsoft Corp.	1,317,717
	Specialty Retail – 3.5%
3,624	Home Depot (The), Inc.	1,084,772
5,623	Lowe’s Cos., Inc.	1,136,914
		2,221,686
	Total Common Stocks	62,116,124
	(Cost $60,229,775)
REAL ESTATE INVESTMENT TRUSTS – 2.0%
	Specialized REITs – 2.0%
5,169	American Tower Corp.	1,298,556
	(Cost $1,261,881)
	Total Investments – 98.4%	63,414,680
	(Cost $61,491,656)
	Net Other Assets and Liabilities – 1.6%	1,056,577
	Net Assets – 100.0%	$64,471,257

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 62,116,124	$ 62,116,124	$ —	$ —
Real Estate Investment Trusts*	1,298,556	1,298,556	—	—
Total Investments	$ 63,414,680	$ 63,414,680	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.4%
	Aerospace & Defense – 2.7%
936	Thales S.A. (a)	$117,220
	Air Freight & Logistics – 1.6%
1,479	Deutsche Post AG (a)	70,625
	Banks – 4.0%
4,695	FinecoBank Banca Fineco S.p.A. (a)	71,224
1,288	Toronto-Dominion Bank (The)	102,193
		173,417
	Beverages – 3.6%
541	Carlsberg A.S., Class B (a)	66,414
1,814	Diageo PLC (a)	92,014
		158,428
	Biotechnology – 1.9%
410	CSL Ltd. (a)	81,853
	Capital Markets – 2.2%
530	Deutsche Boerse AG (a)	95,406
	Chemicals – 3.7%
824	Akzo Nobel N.V. (a)	70,800
269	Sika AG (a)	89,000
		159,800
	Commercial Services & Supplies – 1.7%
11,049	Rentokil Initial PLC (a)	76,111
	Communications Equipment – 1.6%
7,415	Telefonaktiebolaget LM Ericsson, Class B (a)	67,592
	Diversified Financial Services – 2.0%
3,983	Investor AB, Class B (a)	86,544
	Electrical Equipment – 1.8%
840	Legrand S.A. (a)	79,864
	Food & Staples Retailing – 4.4%
2,351	Alimentation Couche-Tard, Inc.	105,914
3,036	Woolworths Group Ltd. (a)	84,294
		190,208
	Food Products – 2.2%
729	Nestle S.A. (a)	94,784
	Health Care Providers & Services – 1.9%
3,119	Sonic Healthcare Ltd. (a)	82,349
	Household Products – 1.6%
2,911	Essity AB, Class B (a)	68,697
Shares	Description	Value

	Insurance – 4.4%
668	Intact Financial Corp.	$98,703
1,623	Sun Life Financial, Inc.	90,617
		189,320
	IT Services – 5.7%
415	Capgemini SE (a)	92,090
1,001	CGI, Inc. (b)	79,742
500	Obic Co., Ltd. (a)	74,888
		246,720
	Machinery – 6.9%
1,411	Atlas Copco AB, Class A (a)	73,240
3,976	Epiroc AB, Class A (a)	85,042
1,318	Kone Oyj, Class B (a)	68,971
327	Schindler Holding AG (a)	70,066
		297,319
	Marine – 1.9%
292	Kuehne + Nagel International AG (a)	82,907
	Multiline Retail – 2.0%
2,303	Wesfarmers Ltd. (a)	86,419
	Personal Products – 1.8%
1,702	Unilever PLC (a)	77,276
	Pharmaceuticals – 15.2%
746	AstraZeneca PLC (a)	98,929
2,600	Chugai Pharmaceutical Co., Ltd. (a)	86,758
4,686	GlaxoSmithKline PLC (a)	101,391
406	Merck KGaA (a)	84,787
1,087	Novartis AG (a)	95,429
882	Novo Nordisk A.S., Class B (a)	97,828
232	Roche Holding AG (a)	91,794
		656,916
	Professional Services – 7.9%
30	SGS S.A. (a)	83,404
221	Teleperformance (a)	84,179
777	Thomson Reuters Corp.	84,360
851	Wolters Kluwer N.V. (a)	90,722
		342,665
	Road & Rail – 2.3%
739	Canadian National Railway Co.	99,132
	Software – 3.6%
52	Constellation Software, Inc.	88,888
618	SAP SE (a)	68,492
		157,380
	Textiles, Apparel & Luxury Goods – 3.5%
61	Hermes International (a)	86,336

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
768	Puma SE (a)	$65,312
		151,648
	Trading Companies & Distributors – 4.3%
2,602	Bunzl PLC (a)	100,908
619	Ferguson PLC (a)	83,862
		184,770
	Total Common Stocks	4,175,370
	(Cost $4,245,487)
REAL ESTATE INVESTMENT TRUSTS – 2.2%
	Industrial REITs – 2.2%
5,692	Goodman Group (a)	96,744
	(Cost $92,773)
	Total Investments – 98.6%	4,272,114
	(Cost $4,338,260)
	Net Other Assets and Liabilities – 1.4%	61,350
	Net Assets – 100.0%	$4,333,464

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $3,522,565 or 81.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.

Country Allocation†	% of Net Assets
Canada	17.3%
Switzerland	14.0
United Kingdom	12.6
France	10.6
Australia	10.0
Germany	8.9
Sweden	8.8
Denmark	3.8
Japan	3.7
Netherlands	3.7
Jersey	1.9
Italy	1.7
Finland	1.6
Total Investments	98.6
Net Other Assets and Liabilities	1.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 173,417	$ 102,193	$ 71,224	$ —
Food & Staples Retailing	190,208	105,914	84,294	—
Insurance	189,320	189,320	—	—
IT Services	246,720	79,742	166,978	—
Professional Services	342,665	84,360	258,305	—
Road & Rail	99,132	99,132	—	—
Software	157,380	88,888	68,492	—
Other industry categories*	2,776,528	—	2,776,528	—
Real Estate Investment Trusts*	96,744	—	96,744	—
Total Investments	$ 4,272,114	$ 749,549	$ 3,522,565	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Variable Insurance Trust
March 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2022 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Portfolio”) is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC or its affiliates (“Licensor”).  Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio.  Licensor’s only relationship to First Trust Advisors L.P. (“First Trust”) is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core IndexTM which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate Core IndexTM.  Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash.  Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEXTM OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEXTM OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEXTM OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of the Capital Strength IndexSM and/or the International Capital Strength IndexSM (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength Portfolio and the First Trust International Capital Strength Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED,

Additional Information (Continued)
First Trust Variable Insurance Trust
March 31, 2022 (Unaudited)
AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.